Investment Securities	12 Months Ended
Dec. 31, 2019
Investment Securities [Abstract]
Investment Securities
(3)	Investment Securities

(a)	Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$104,895	36	419	104,512
State and political subdivisions	160	2	-	162
Mortgage backed securities and collateralized mortgage obligations - residential	388,537	2,406	1,426	389,517
Corporate bonds	30,164	367	95	30,436
Small Business Administration - guaranteed participation securities	48,991	-	480	48,511
Other	685	-	-	685
Total securities available for sale	$573,432	2,811	2,420	573,823

(dollars in thousands)	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$154,868	-	2,708	152,160
State and political subdivisions	168	5	-	173
Mortgage backed securities and collateralized mortgage obligations - residential	271,386	53	9,407	262,032
Corporate bonds	30,048	-	110	29,938
Small Business Administration - guaranteed participation securities	58,376	-	1,901	56,475
Other	685	-	-	685
Total securities available for sale	$515,531	58	14,126	501,463

The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2019, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$10,032	10,081
Due in one year through five years	105,854	105,837
Due after five years through ten years	20,018	19,877
Mortgage backed securities and collateralized mortgage obligations - residential	388,537	389,517
Small Business Administration - guaranteed participation securities	48,991	48,511
	$573,432	573,823

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2019
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,820	180	74,656	239	94,476	419
Mortgage backed securities and collateralized mortgage obligations - residential	67,322	446	169,169	980	236,491	1,426
Corporate bonds	4,905	95	-	-	4,905	95
Small Business Administration - guaranteed participation securities	48,510	480	-	-	48,510	480
Total	$140,557	1,201	243,825	1,219	384,382	2,420

(dollars in thousands)	December 31, 2018
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$29,870	106	112,291	2,602	142,161	2,708
Mortgage backed securities and collateralized mortgage obligations - residential	1,102	11	259,729	9,396	260,831	9,407
Corporate bonds	14,943	98	9,995	12	24,938	110
Small Business Administration - guaranteed participation securities	-	-	56,475	1,901	56,475	1,901
Total	$45,915	215	438,490	13,911	484,405	14,126

The proceeds from calls/paydowns of securities available for sale during 2019, 2018 and 2017 are as follows:

(dollars in thousands)	Years ended December 31,
	2019	2018	2017
Proceeds from calls/paydowns	192,003	78,230	124,624

There were no sales or realized gains or losses of available for sale securities in 2019, 2018 and 2017.

The amount of securities that have been pledged to secure short-term borrowings and for other purposes amounted to $207.5 million and $205.5 million at December 31, 2019 and 2018, respectively.

(b)	Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2019
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$18,618	1,062	-	19,680
Total held to maturity	$18,618	1,062	-	19,680

	December 31, 2018
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$22,501	577	154	22,924
Total held to maturity	$22,501	577	154	22,924

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2019, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$18,618	19,680
	$18,618	19,680

There were no held to maturity securities in an unrecognized loss position as of December 31, 2019. There were held to maturity securities with a fair value of $11.0 million and a loss of $154 thousand, all of which were in a loss position under 12 months as of December 31, 2018. There were no sales or transfers of held to maturity securities during 2019 and 2018.

(c)	Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2019 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$240,324	239,846
Federal Home Loan Mortgage Corporation	96,989	97,177
Government National Mortgage Association	99,742	101,927
Federal Farm Credit Bureau	54,995	54,757

(d)	Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model.

In determining OTTI for debt securities, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery.  The assessment of whether any other‑than‑temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis.  If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.  If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors.  The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings.  The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.  The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2019, the Company’s security portfolio included certain securities which were in an unrealized loss position, and are discussed below.

U.S. government sponsored enterprises

In the case of unrealized losses on U.S. government sponsored enterprises, because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2019.

Mortgage backed securities and collateralized mortgage obligations – residential

At December 31, 2019, all mortgage backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government sponsored entities and agencies, primarily Ginnie Mae, Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support.  Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other‑than‑temporarily impaired at December 31, 2019.

Corporate Bonds

At December 31, 2019, corporate bonds held by the Company are investment grade quality.  Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2019.

Small Business Administration (SBA) - guaranteed participation securities

At December 31, 2019, all of the SBA securities held by the Company were issued and guaranteed by U.S. Small Business Administration.  Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2019.

As a result of the above analysis, for the year ended December 31, 2019, the Company did not recognize any other‑than‑temporary impairment losses for credit or any other reason.